Long-term Debt (Narrative III)) (Details) - USD ($)				12 Months Ended
	Oct. 18, 2024	Apr. 19, 2023	Jan. 04, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 29, 2025	Jul. 06, 2023	Jun. 26, 2023	Apr. 12, 2023
Debt Instrument [Line Items]
Loss on extinguishment of debt (Note 8)				$ 0	$ (3,475,000)	$ (748,000)
Gain/(loss) from interest rate swap				(196,000)	274,000	(439,000)
Fair value of derivatives (Note 8)				217,000	134,000
Restricted cash, current				53,750,000	0	0
Export-Import Bank of China [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt			$ 57,240,000
Periodic payment, principal				$ 954,000
Maturity date				Jan. 04, 2032
DNB Bank ASA [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Periodic payment, principal				$ 3,846,000
Maturity date				Dec. 27, 2029
Notional amount, percent of loan								30.00%
Interest rate swap, fair value				$ 361,000	165,000
Gain/(loss) from interest rate swap				$ (196,000)	$ 274,000	$ (439,000)
Loan amount									$ 100,000,000
Danish Ship Finance A/S [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt		$ 100,000,000
Periodic payment, principal	$ 2,533,000	3,301,000
Balloon installments	$ 14,323,000	$ 33,972,000
Maturity date				Apr. 18, 2031
Loan amount										$ 100,000,000
National Bank Of Greece S.A. [Member]
Debt Instrument [Line Items]
Periodic payment, principal				$ 1,250,000
Balloon installments				$ 25,000,000
Maturity date				Sep. 29, 2031
Loan amount							$ 55,000,000
Restricted cash, current				$ 53,750,000